IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised April 1, 2016) (the “SAI”)

for the iShares 10-20 Year Treasury Bond ETF (TLH) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. 10-20 Year Treasury Bond Index	ICE U.S. Treasury 10-20 Year Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 10-20 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than ten years and less than or equal to twenty years. As of March 31, 2016, there were 12 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than ten years and less than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. 10-20 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the “Index Provider” Section

The First paragraph on page 19 on the Prospectus is deleted in its entirety and replaced with the following:

The Underlying Index is maintained by Interactive Data. Interactive Data is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

Changes in the Disclaimers

The paragraph at the bottom of the page i of the Prospectus is deleted in its entirety and replaced with the following:

ICE U.S. Treasury Bond Index Series™ is a trademark of Intercontinental Exchange, Inc. and its affiliates and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

The first two paragraphs on page 19 of the section of the Prospectus entitled “Disclaimers” are deleted in their entirety and replaced with the following:

Neither BlackRock, Inc. nor the Fund is sponsored, endorsed, sold or promoted by Interactive Data. Interactive Data makes no representation or warranties regarding BlackRock, Inc. or the Fund or the ability of the Fund to track the applicable Index.

INTERACTIVE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE ICE U.S. Treasury Bond Index Series™ OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL INTERACTIVE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Changes in the Fund’s Construction and Maintenance Standards for the Underlying Indexes

The section of the SAI entitled “Barclays U.S. 10-20 Year Treasury Bond Index” on page 81 is deleted in its entirety and the following section entitled, “ICE U.S. Treasury 10-20 Year Bond Index” is added on page 85 after the section entitled, “ICE U.S. Treasury 7-10 Year Bond Index”:

ICE U.S. Treasury 10-20 Year Bond Index

Number of Components: approximately 12 as of March 31, 2016

Index Description. The ICE U.S. Treasury 10-20 Year Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than ten years and less than or equal to twenty years.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than ten years and less than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-TLH-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares 10-20 Year Treasury Bond ETF (TLH) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. 10-20 Year Treasury Bond Index	ICE U.S. Treasury 10-20 Year Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury 10-20 Year Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than ten years and less than or equal to twenty years. As of March 31, 2016, there were 12 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than ten years and less than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The

Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. 10-20 Year Treasury Bond Index.

The second full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-TLH-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated March 1, 2016 (the “Prospectus”) and the Statement of Additional Information

dated March 1, 2016 (as revised March 2, 2016) (the “SAI”)

for the iShares Core U.S. Treasury Bond ETF (GOVT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Treasury Bond Index	ICE U.S. Treasury Core Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than one year and less than or equal to thirty years. As of March 31, 2016, there were 251 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than one year and less than or equal to thirty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the “Index Provider” Section

The First paragraph on page 21 on the Prospectus is deleted in its entirety and replaced with the following:

The Underlying Index is maintained by Interactive Data. Interactive Data is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

Changes in the Disclaimers

The paragraph at the bottom of the page i of the Prospectus is deleted in its entirety and replaced with the following:

ICE U.S. Treasury Bond Index Series™ is a trademark of Intercontinental Exchange, Inc. and its affiliates and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

The first two paragraphs on page 21 of the section of the Prospectus entitled “Disclaimers” are deleted in their entirety and replaced with the following:

Neither BlackRock, Inc. nor the Fund is sponsored, endorsed, sold or promoted by Interactive Data. Interactive Data makes no representation or warranties regarding BlackRock, Inc. or the Fund or the ability of the Fund to track the applicable Index.

INTERACTIVE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE ICE U.S. Treasury Bond Index Series™ OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL INTERACTIVE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Changes in the Fund’s Construction and Maintenance Standards for the Underlying Indexes

The section of the SAI entitled “Barclays U.S. Treasury Bond Index” on pages 40- 41 is deleted in its entirety and the following section is added on page 42 immediately before the section entitled, “The J.P. Morgan Index”:

THE INTERACTIVE DATA INDEX

ICE U.S. Treasury Core Bond Index

Number of Components: approximately 251 as of March 31, 2016

Index Description. The ICE U.S. Treasury Core Bond Index measures the performance of public obligations of the U.S. Treasury.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than one year and less than or equal to thirty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-GOVT-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Summary Prospectus dated March 1, 2016

for the iShares Core U.S. Treasury Bond ETF (GOVT) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Treasury Bond Index	ICE U.S. Treasury Core Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Core Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity greater than one year and less than or equal to thirty years. As of March 31, 2016, there were 251 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than one year and less than or equal to thirty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-GOVT-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Prospectus dated July 1, 2015 (the “Prospectus”) and

the Statement of Additional Information

dated July 1, 2015 (as revised April 1, 2016) (the “SAI”)

for the iShares Short Treasury Bond ETF (SHV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus and the SAI for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Short Treasury Bond Index	ICE U.S. Treasury Short Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than one month and less than or equal to one year. As of March 31, 2016, there were 79 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than one month and less than or equal to one year and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Short Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Change in the “Index Provider” Section

The First paragraph on page 19 on the Prospectus is deleted in its entirety and replaced with the following:

The Underlying Index is maintained by Interactive Data. Interactive Data is not affiliated with the Trust, BFA, State Street, the Distributor or any of their respective affiliates.

Changes in the Disclaimers

The paragraph at the bottom of the page i of the Prospectus is deleted in its entirety and replaced with the following:

ICE U.S. Treasury Bond Index Series™ is a trademark of Intercontinental Exchange, Inc. and its affiliates and has been licensed for use for certain purposes by BlackRock Fund Advisors or its affiliates. iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

The first two paragraphs on page 19 of the section of the Prospectus entitled “Disclaimers” are deleted in their entirety and replaced with the following:

Neither BlackRock, Inc. nor the Fund is sponsored, endorsed, sold or promoted by Interactive Data. Interactive Data makes no representation or warranties regarding BlackRock, Inc. or the Fund or the ability of the Fund to track the applicable Index.

INTERACTIVE DATA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE ICE U.S. Treasury Bond Index Series™ OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL INTERACTIVE DATA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Changes in the Fund’s Construction and Maintenance Standards for the Underlying Indexes

The section of the SAI entitled “Barclays U.S. Short Treasury Bond Index” on page 84 is deleted in its entirety and the following section entitled, “ICE U.S. Treasury Short Bond Index” is added on page 86 after the section entitled, “ICE U.S. Treasury 20+ Year Bond Index” that begins on page 85:

ICE U.S. Treasury Short Bond Index

Number of Components: approximately 79 as of March 31, 2016

Index Description. The ICE U.S. Treasury Short Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than one month and less than or equal to one year.

Index Methodology. The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than one month and less than or equal to one year and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying

Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SHV-S

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated April 29, 2016

to the Summary Prospectus dated July 1, 2015

for the iShares Short Treasury Bond ETF (SHV) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus for the Fund.

The following changes are expected to take effect on or after July 1, 2016:

	Current	New
Underlying Index	Barclays U.S. Short Treasury Bond Index	ICE U.S. Treasury Short Bond Index
Index Provider	Barclays Capital Inc.	Interactive Data Pricing and Reference Data LLC

Change in the Fund’s Principal Investment Strategies

The first two paragraphs on page S-2 of the section of the Summary Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

The Fund seeks to track the investment results of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than one month and less than or equal to one year. As of March 31, 2016, there were 79 issues in the Underlying Index.

The Underlying Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than one month and less than or equal to one year and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization excluding amounts held by the Federal Reserve and the securities in the Underlying Index are updated on the last business day of each month. Prior to the selection of the Underlying Index on July 1, 2016, the Fund tracked the Barclays U.S. Short Treasury Bond Index.

The third full paragraph on page S-3 of the section of the Summary Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Underlying Index is sponsored by Interactive Data Pricing and Reference Data LLC (the “Index Provider” or “Interactive Data”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-SHV-SP

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE